Leases - Balance sheet information relating to lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets and Liabilities, Lessee [Abstract]
ROU assets	¥ 433,617	$ 59,405	¥ 554,061
Operating lease liabilities—current	57,224	7,840	80,868
Operating lease liabilities—non-current	¥ 591,995	$ 81,103	¥ 689,259
Weighted-average remaining lease term	10 years 4 months 24 days	10 years 4 months 24 days	9 years 11 months 26 days
Weight-average discount rate	4.89%	4.89%	4.89%